UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES (86.4%)

CORPORATE OBLIGATIONS (85.8%)

Aerospace & Defense (1.0%)
$275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$280,500
450	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	446,625
475	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	478,562
725	L-3 Communication Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	692,375
150	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B- , B3)	07/15/14	7.750	151,875
					2,049,937

Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B , Caa1)	11/01/10	10.500	868,312

Auto Loans (4.0%)
1,725	Ford Motor Credit Co., Global Notes	(B , B1)	10/01/13	7.000	1,602,668
2,445	Ford Motor Credit Co., Notes	(B , B1)	06/16/08	6.625	2,408,983
425	Ford Motor Credit Co., Senior Notes	(B , B1)	08/10/11	9.875	440,215
2,650	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	05/15/09	5.625	2,585,745
1,435	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	12/01/14	6.750	1,403,087
					8,440,698

Automobile Parts & Equipment (2.9%)
525	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25)	(B- , B3)	02/01/15	8.500	490,875
650	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B1)	12/01/11	9.000	666,250
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)§	(CCC+ , Caa1)	04/01/13	10.750	734,000
775	Cambridge Industries, Inc., Senior Subordinated Notes^	(NR , NR)	07/15/07	10.250	0
1,200	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)	(B- , B2)	07/01/15	9.000	1,224,000
700	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+ , Caa1)	04/01/13	11.000	700,000
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(B- , Caa1)	11/01/13	9.750	425,250
250	Lear Corp., Series B, Company Guaranteed Notes	(B- , B3)	05/15/09	8.110	242,500
775	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	786,625
350	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B- , B3)	11/15/14	8.625	347,375
600	Visteon Corp., Global Senior Notes§	(B- , Caa1)	08/01/10	8.250	588,000
					6,204,875

Automotive (0.8%)
600	Ford Motor Co., Global Notes§	(B , B3)	07/16/31	7.450	466,500
750	General Motors Corp., Global Debentures Notes§	(B- , Caa1)	07/15/33	8.375	652,500
700	General Motors Corp., Senior Notes	(B- , Caa1)	07/15/13	7.125	618,625
					1,737,625

Beverage (0.3%)
400	Constellation Brands, Inc., Company Guaranteed Notes	(BB , Ba2)	09/01/16	7.250	406,500
250	Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 06/15/08 @ $104.25)‡	(CCC+ , B3)	06/15/13	9.000	258,750
					665,250

Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(B+ , Ba2)	06/15/11	8.000	182,000
315	E*TRADE Financial Corp., US Domestic Senior Notes (Callable 12/01/10 @ $103.94)	(B+ , Ba2)	12/01/15	7.875	333,112
					515,112

Building & Construction (1.8%)
650	Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , B3)	10/01/15	9.500	565,500
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	442,500
600	KB Home, Senior Notes§	(BB+ , Ba1)	06/15/15	6.250	554,801
625	Standard Pacific Corp., Senior Notes§	(BB , Ba2)	08/15/15	7.000	565,625
750	Technical Olympic USA, Inc., Global Senior Subordinated Notes§	(B- , B2)	01/15/15	7.500	577,500
125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡	(B+ , Ba2)	04/01/11	8.250	115,781
425	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B+ , B1)	03/15/15	6.625	341,062
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B , B3)	02/15/14	7.500	201,250
500	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B , B3)	12/15/12	7.625	406,250
					3,770,269

Building Materials (3.5%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63)+	(CCC , Caa2)	03/01/14	0.000	416,250
300	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+ , B3)	08/01/14	7.750	267,750
1,000	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/10/08 @ $104.94)	(B- , B3)	10/01/12	9.875	1,005,000
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC- , Caa3)	06/15/09	13.000	283,500
500	Dayton Superior Corp., Global Secured Notes (Callable 06/15/07 @ $102.81)	(CCC+ , Caa1)	09/15/08	10.750	517,500
875	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B- , B3)	12/15/12	7.875	837,812
400	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(CCC , Caa1)	02/01/14	9.500	414,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B1)	11/01/11	9.000	331,094
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B- , B3)	09/01/12	0.000	203,750
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+§	(CCC+ , Caa1)	03/01/14	0.000	521,250
900	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(B- , B3)	02/15/12	9.000	722,250
500	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75)‡	(CCC+ , Caa1)	11/01/12	9.500	520,000
750	Scranton Products, Inc., Global Senior Notes (Callable 07/01/09 @ $105.25)	(B- , B3)	07/01/13	10.500	766,875
700	THL Buildco (Nortek), Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(B- , NR)	09/01/14	8.500	665,000
375	Werner Holdings Company, Inc., Series A, Company Guaranteed NotesØ	(NR , NR)	11/15/07	10.000	54,375
					7,526,406

Chemicals (2.9%)
322	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B , B3)	06/15/14	9.625	350,980
455	Crystal U.S. Holdings/U.S. Sub 3, Series B, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B , B3)	10/01/14	0.000	371,394
264	Huntsman Co. LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	301,620
600	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B- , B3)	11/15/14	0.000	444,000
750	Lyondell Chemical Co., Global Company Guaranteed (Callable 06/01/08 @ $105.25)	(BB , Ba2)	06/01/13	10.500	828,750
225	Lyondell Chemical Co., Senior Unsecured Notes (Callable 09/15/10 @ $104.00)	(B+ , B1)	09/15/14	8.000	228,937
875	Lyondell Chemical Co., Senior Unsecured Notes (Callable 09/15/11 @ $104.13)	(B+ , B1)	09/15/16	8.250	892,500
300	Millennium America, Inc., Global Company Guaranteed Notes	(B+ , B1)	06/15/08	9.250	310,500
1,300	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B- , B3)	02/01/14	0.000	1,027,000
575	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+ , B2)	05/15/10	10.625	621,000
350	PolyOne Corp., Senior Notes§	(B+ , B2)	05/01/12	8.875	355,250
357	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	390,022
					6,121,953

Computer Hardware (0.3%)
700	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+ , Caa1)	05/01/16	9.500	651,000

Consumer - Products (2.8%)
925	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+ , B3)	10/01/12	0.000	772,375
950	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(B- , Caa1)	05/01/14	8.750	864,500
750	Del Laboratories, Inc., Global Company Guaranteed Notes	(CCC , Caa2)	02/01/12	8.000	661,875
800	Jarden Corp., Company Guaranteed Notes (Callable 05/01/07 @ $104.87)	(B- , B3)	05/01/12	9.750	848,000
970	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B- , Caa1)	06/01/11	9.375	1,018,500
819	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	827,190
500	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)§	(CCC- , Caa2)	04/01/11	9.500	445,000
525	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/11	8.875	552,562
					5,990,002

Diversified Capital Goods (1.2%)
250	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B , B3)	10/15/11	10.250	268,750
300	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)	(B- , Caa1)	08/01/12	8.875	300,750
400	RBS Global, Inc. & Rexnord Corp., Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ $105.88)‡	(CCC+ , Caa1)	08/01/16	11.750	414,000
150	RBS Global, Inc.& Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/10 @ $104.75)‡	(CCC+ , B3)	08/01/14	9.500	153,000
575	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , Caa1)	12/15/13	8.625	562,062
875	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+ , B3)	06/15/12	9.875	813,750
					2,512,312

Electric - Generation (2.1%)
37	AES Corp., Senior Notes	(B , B1)	06/01/09	9.500	39,146
400	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	418,000
800	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#Ø	(D , NR)	04/01/10	11.080	846,000
850	Dynegy Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $103.19)	(B- , B2)	05/01/16	8.375	869,125
500	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	516,250
400	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B+ , Ba2)	05/01/34	8.750	429,000
125	Midwest Generation LLC, Series B, Global Pass Through Certificates	(BB- , Ba2)	01/02/16	8.560	133,125
375	NRG Energy, Inc., Senior Notes (Callable 02/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	373,594
250	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B+ , B2)	12/15/14	6.750	239,062
500	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	521,250
					4,384,552

Electric - Integrated (0.6%)
400	Allegheny Energy Supply Company LLC, Global Notes	(BB- , Ba3)	03/15/11	7.800	429,000
250	CMS Energy Corp., Global Senior Notes	(B+ , Ba3)	08/01/10	7.750	263,750
200	CMS Energy Corp., Senior Notes	(B+ , Ba3)	01/15/09	7.500	207,000
500	Mirant Americas Generation LLC, Senior NotesØ	(NR , NR)	05/01/06	7.625	0
300	Mirant Corp., Rule 144A, Senior Notes‡Ø	(NR , NR)	07/15/04	7.400	3,750
300	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B- , B1)	03/15/14	8.625	325,415
					1,228,915

Electronics (1.7%)
900	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC- , Caa1)	05/15/13	7.750	829,125
179	Ampex Corp., Secured Notes^	(NR , NR)	08/15/08	12.000	179,191
700	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B , Ba3)	03/01/16	8.125	689,500
775	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B , B2)	01/15/16	11.250	815,687
450	UCAR Finance, Inc. Company Guaranteed (Callable 02/15/07 @ $102.13)	(B- , B2)	02/15/12	10.250	474,750
600	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+ , Caa1)	01/15/11	10.500	592,500
					3,580,753

Energy - Exploration & Production (1.9%)
1,627	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	1,598,527
150	Comstock Resources, Inc., Senior Notes (Callable 03/01/08 @ $103.44)	(B , B2)	03/01/12	6.875	143,812
600	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+ , B1)	06/01/13	7.750	616,500
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	120,937
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $103.88)	(B+ , B1)	05/01/14	7.750	101,500
300	Hilcorp Energy I LP/Hilcorp Finance Co., Rule 144A, Senior Notes (Callable 12/15/06 @ $104.50)‡	(B , B3)	06/01/16	9.000	311,250
725	PetroHawk Energy Corp., Rule 144A, Company Guaranteed (Callable 07/15/10 @ $104.56)‡	(B- , B3)	07/15/13	9.125	732,250
200	Range Resources, Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B1)	03/15/15	6.375	191,000
300	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B- , B1)	05/01/12	7.250	295,500
					4,111,276

Environmental (1.1%)
1,650	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+ , B3)	04/15/14	7.375	1,633,500
750	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC , Caa1)	04/15/14	9.500	772,500
					2,406,000

Food & Drug Retailers (1.2%)
750	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CCC , Caa3)	08/01/11	9.750	650,625
150	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B , B3)	12/01/11	8.875	157,125
750	Rite Aid Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $103.75)	(B+ , B2)	01/15/15	7.500	714,375
925	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	934,250
					2,456,375

Food - Wholesale (0.9%)
100	Agrilink Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $101.98)	(B- , B3)	11/01/08	11.875	100,625
200	Dole Foods Co., Debentures Notes	(B , B3)	07/15/13	8.750	188,000
400	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , Caa1)	08/01/11	10.500	419,000
700	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B- , B3)	12/01/13	8.250	704,375
250	Swift & Co., Global Company Guaranteed Notes (Callable 10/01/07 @ $102.53)	(B- , B3)	10/01/09	10.125	255,625
300	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ 103.13)	(CCC+ , Caa1)	01/01/10	12.500	306,750
					1,974,375

Forestry & Paper (2.8%)
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	492,187
850	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	839,375
475	Georgia-Pacific Corp., Debentures Notes	(B , B2)	06/15/15	7.700	475,000
775	Graphic Packaging International Corp., Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B- , B3)	08/15/13	9.500	796,312
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	365,625
450	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(CCC+ , B3)	05/01/12	10.000	466,875
550	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)	(CCC+ , Caa1)	05/01/13	12.000	572,000
1,250	Stone Container Corp., Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+ , B2)	07/01/12	8.375	1,206,250
575	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ $105.69)‡	(B- , B3)	08/01/16	11.375	573,562
100	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+ , B2)	08/01/14	9.125	101,125
					5,888,311

Gaming (4.4%)
400	Aztar Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $103.94)	(B+ , Ba3)	06/15/14	7.875	433,000
1,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+ , B3)	08/01/13	8.000	965,000
175	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B , B2)	03/01/12	10.125	184,844
740	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B , B2)	06/01/13	8.875	803,825
300	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	307,875
975	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B- , B3)	11/15/10	12.000	1,026,187
400	Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $103.50)	(B , B1)	03/01/14	7.000	382,000
725	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B- , B3)	06/15/14	9.750	721,375
475	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+ , B1)	10/15/10	9.500	488,062
500	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+ , Caa1)	01/15/11	9.750	489,375
375	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	400,781
450	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , B1)	02/01/11	8.375	471,397
200	Pokagon Gaming Authority, Rule 144A, Senior Notes (Callable 06/15/10 @ $105.19)‡	(B , B3)	06/15/14	10.375	214,250
600	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B- , Caa1)	03/15/09	11.500	624,000
400	River Rock Entertainment Authority, Senior Notes (Callable 11/01/07 @ $104.88)	(B+ , B2)	11/01/11	9.750	427,000
100	Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @ $103.63)	(BB- , B2)	05/01/12	7.250	100,500
500	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B- , Caa1)	06/01/15	8.500	480,625
189	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB- , B1)	09/15/12	8.625	200,812
725	Wynn Las Vegas LLC, Global 1st Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB- , B1)	12/01/14	6.625	706,875
					9,427,783

Gas Distribution (1.7%)
500	El Paso Corp., Senior Notes	(B , B2)	05/15/11	7.000	505,625
250	El Paso Natural Gas, Series A, Global Senior Notes (Callable 08/01/07 @ $103.81)	(B+ , Ba1)	08/01/10	7.625	258,750
1,050	El Paso Performance -Linked Trust, Rule 144A, Notes‡	(B+ , B2)	07/15/11	7.750	1,084,125
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	546,000
1,175	Williams Companies, Inc., Global Senior Unsecured Notes	(BB- , Ba2)	03/15/12	8.125	1,260,188
					3,654,688

Health Services (4.1%)
800	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(B- , Caa2)	01/01/15	0.000	596,000
250	Concentra Operating Corp., Global Company Guaranteed Notes (Callable 08/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	261,250
500	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+ , Ba2)	08/15/14	6.750	511,250
350	HCA, Inc., Notes	(BB+ , Ba1)	10/01/12	6.300	297,063
800	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+ , Caa1)	06/15/16	10.750	821,000
650	Iasis Healthcare LLC/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	632,125
150	Medquest, Inc., Series B, Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC , Caa1)	08/15/12	11.875	131,625
550	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , B1)	02/15/13	6.250	511,500
1,575	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	07/01/14	9.875	1,576,969
500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	02/01/15	9.250	483,750
1,050	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B2)	11/15/13	7.000	1,025,063
800	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	844,000
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	926,250
100	VWR International, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.00)	(B- , Caa1)	04/15/14	8.000	101,375
					8,719,220

Hotels (0.9%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B- , B3)	04/01/08	10.500	498,125
425	Felcor Lodging LP, Global Company Guaranteed Notes	(B , Ba3)	06/01/11	8.500	452,094
825	Host Marriott LP, Global Company Guaranteed (Callable 06/01/11 @ $103.33)	(BB , Ba2)	06/01/16	6.750	817,781
200	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB , Ba2)	11/01/13	7.125	203,500
					1,971,500

Household & Leisure Products (1.3%)
650	ALH Finance LLC, Senior Subordinated Notes (Callable 01/15/09 @ $104.25)§	(CCC+ , B3)	01/15/13	8.500	638,625
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/07 @ $103.00)#	(CCC+ , Caa1)	01/15/12	7.141	404,000
600	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)§	(CCC- , Caa1)	07/15/12	10.000	517,500
600	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B- , B2)	06/15/14	8.250	615,000
525	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B- , B3)	01/15/14	7.875	511,875
					2,687,000

Leisure (0.7%)
350	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)	(CCC- , Caa1)	07/15/11	10.500	340,375
550	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC , Caa1)	04/15/13	9.750	497,750
700	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC , Caa1)	06/01/14	9.625	626,500
					1,464,625

Machinery (0.2%)
450	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB- , Ba3)	08/01/11	9.250	479,250

Media - Broadcast (1.8%)
600	Allbritton Communication Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B1)	12/15/12	7.750	607,500
300	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	312,750
350	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B- , B1)	12/15/11	9.250	367,938
675	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)	(CCC+ , B3)	01/15/14	7.000	617,625
800	Paxson Communications Corp., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC- , Caa2)	01/15/13	10.777	810,000
750	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)§	(CCC , Caa1)	08/01/13	9.625	736,875
400	Xm Satellite Radio, Inc., Rule 144A, Senior Notes (Callable 05/01/08 @ $102.00)‡	(CCC , Caa1)	05/01/13	9.649	382,000
					3,834,688

Media - Cable (5.7%)
750	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)‡	(CCC+ , Caa1)	01/15/14	9.375	736,875
650	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)+	(CCC- , Caa3)	05/15/14	11.750	466,375
967	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC- , Caa2)	10/01/15	11.000	884,805
1,150	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC- , NR)	11/15/13	8.750	1,162,938
750	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)+	(CCC- , Caa3)	04/01/11	9.920	585,000
1,700	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.13)	(CCC- , Caa1)	09/15/10	10.250	1,742,500
1,200	CSC Holdings, Inc., Global Senior Notes	(B+ , NR)	04/15/12	7.250	1,201,500
980	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	04/01/11	7.625	1,010,625
100	DirecTV Holdings LLC, Global Company Guaranteed Notes (Callable 06/15/10 @ $103.19)	(BB- , Ba3)	06/15/15	6.375	94,500

3,223	DIVA Systems Corp., Series B, Senior Discount Notes (Callable 11/17/06 @ $100.00)^Ø	(NR , NR)	03/01/08	12.625	32,230
750	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	715,313
525	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+ , B1)	02/15/14	7.250	509,250
250	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)+	(CCC+ , B3)	02/15/11	0.000	265,625
500	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B , B2)	11/01/10	10.500	520,000
500	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B , B3)	10/01/09	9.750	510,000
1,150	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B3)	10/15/15	8.500	1,148,563
525	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)	(B , B3)	02/15/11	7.875	521,063
					12,107,162

Media - Services (0.6%)
475	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B- , B2)	12/15/14	0.000	356,250
1,025	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC- , Caa1)	01/15/14	8.750	876,375
					1,232,625

Metals & Mining Excluding Steel (1.0%)
500	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)	(B- , B3)	06/01/12	10.000	540,000
500	American Rock Salt Company LLC, Global Secured Notes (Callable 03/15/09 @ $104.75)	(B- , Caa1)	03/15/14	9.500	518,750
360	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B- , B3)	09/01/16	10.750	371,700
675	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/35	7.500	709,839
					2,140,289

Non-Food & Drug Retailers (4.3%)
811	Affinity Group Holding, Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)»	(CCC+ , B3)	02/15/12	10.875	774,829
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B2)	02/15/12	9.000	251,250
675	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)	(B , B3)	06/15/12	9.000	694,406
750	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B , Caa1)	10/15/12	12.000	686,250
800	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B- , B3)	06/01/12	8.375	720,000
703	Flooring America, Inc., Series B, Company Guaranteed Notes (Callable 12/13/06 @ $100.00)^Ø	(NR , NR)	10/15/07	9.250	0
225	General Nutrition Center, Global Company Guaranteed Notes (Callable 01/15/08 @ $104.31)	(B- , B1)	01/15/11	8.625	231,188
625	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(B- , B3)	12/01/10	8.500	609,375
675	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(CCC+ , Caa1)	10/01/12	8.000	698,625
500	Intcomex, Inc., Rule 144A, Secured Notes (Callable 01/15/07 @ $106.00)‡	(B- , B3)	01/15/11	11.750	495,000
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC , B3)	03/15/12	8.625	471,250
1,000	Neiman-Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B- , B3)	10/15/15	10.375	1,085,000
650	PCA LLC, Global Senior NotesØ	(NR , NR)	08/01/09	11.875	136,500
800	Rent-Way, Inc., Global Secured Notes	(NR , B3)	06/15/10	11.875	932,000
400	SGS International, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)	(B- , B3)	12/15/13	12.000	406,000
700	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B , B2)	12/15/13	10.625	749,000
250	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	266,250
					9,206,923

Office Equipment (0.5%)
950	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+ , Ba1)	06/15/13	7.625	1,002,250

Oil Refining & Marketing (0.2%)
200	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B- , B2)	05/15/14	8.000	217,500
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B2)	05/15/12	11.000	175,770
					393,270

Packaging (3.3%)
600	Amtrol, Inc., Senior Subordinated Notes	(NR , NR)	12/31/06	10.625	570,000
490	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+ , B2)	09/15/14	8.875	494,900
1,025	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC , Caa2)	12/01/12	11.000	896,875
650	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+ , B3)	03/01/16	10.250	633,750
410	Crown Americas, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B , B1)	11/15/15	7.750	417,175
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	24,875
775	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+ , Caa1)	10/15/14	9.875	765,313
425	Intertape Polymer U.S., Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	401,625
680	Owens-Brockway Glass, Global Company Guaranteed Notes (Callable 05/15/08 @ $104.13)	(B , B3)	05/15/13	8.250	700,400
500	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B , B3)	12/15/15	8.500	507,500
500	Pliant Corp., Global Secured Notes (Callable 06/01/08 @ $102.78)	(CCC , NR)	09/01/09	11.125	491,250
1,175	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(B- , Caa2)	02/15/14	8.500	1,020,781
					6,924,444

Pharmaceuticals (0.3%)
650	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B , B3)	02/21/08	7.250	650,813

Printing & Publishing (4.2%)
775	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC- , Caa2)	05/01/09	10.250	724,625
975	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa1)	07/15/12	9.250	965,250
625	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B , B3)	12/01/13	7.875	595,313
500	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B , B3)	11/15/13	0.000	423,750
600	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	598,500
750	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC , Caa2)	08/15/11	11.750	772,500

725	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+ , Caa1)	10/15/13	0.000	636,188
575	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+ , B3)	02/01/13	9.875	610,938
2,000	Premier Graphics, Inc., Company Guaranteed Notes^Ø	(NR , NR)	12/01/05	11.500	0
1,950	RH Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	1,789,125
150	RH Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	151,125
725	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC , Caa1)	06/15/09	10.875	732,250
1,025	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19)‡	(CCC+ , Caa1)	12/01/14	8.375	1,035,250
					9,034,814
Restaurants (1.8%)
675	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/07 @ $103.75)	(CCC , B3)	07/15/10	11.250	717,188
750	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+ , Caa1)	10/01/12	10.000	780,000
600	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)	(CCC+ , Caa1)	06/15/12	8.375	547,500
400	O’Charley’s, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50)	(B , B1)	11/01/13	9.000	418,000
850	Sbarro, Inc., Company Guaranteed Notes (Callable 11/17/06 @ $101.83)	(CCC+ , Caa1)	09/15/09	11.000	869,125
700	Uno Restaurant Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $110.00)‡	(CCC , Caa1)	02/15/11	10.000	588,000
					3,919,813
Software/Services (0.9%)
500	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B- , Caa1)	08/15/13	9.125	520,000
1,300	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B- , Caa1)	08/15/15	10.250	1,345,500
					1,865,500

Steel Producers/Products (1.4%)
250	AK Steel Corp., Company Guaranteed Notes (Callable 02/15/07 @ $100.00)	(B+ , B1)	02/15/09	7.875	250,313
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+ , B1)	06/15/12	7.750	562,781
775	Egden Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)	(B- , B3)	02/01/11	9.875	771,125
525	International Steel Group, Inc., Global Senior Notes	(BBB- , Ba1)	04/15/14	6.500	521,063
775	RathGibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B- , B3)	02/15/14	11.250	802,125
0	WCI Steel Acquisition, Inc., Senior Notes ++	(NR , NR)	05/01/16	8.000	323
250	WCI Steel EscrowØ	(NR , NR)	12/01/04	10.000	8,375
					2,916,105

Support - Services (4.3%)
400	Allied Security Escrow, Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	402,000
200	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B , NR)	08/15/16	9.000	209,000
600	Brand Services, Inc., Global Company Guaranteed (Callable 10/15/07 @ $106.00)	(CCC+ , Caa1)	10/15/12	12.000	675,168
684	Di Finance/Dyncorp International, Global Senior Subordinated Notes (Callable 02/15/09 @ $104.75)	(B , B3)	02/15/13	9.500	711,360
100	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.30)‡	(CCC+ , B2)	06/01/14	8.750	101,500
500	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+ , Caa1)	06/01/16	10.250	513,750
300	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B , B1)	01/01/14	8.875	315,750
400	Hertz Corp., Rule 144A, Senior Subordinated Notes (Callable 01/01/11 @ $105.25)‡	(B , B3)	01/01/16	10.500	442,000
800	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+ , B3)	02/15/13	9.250	796,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/07 @ $102.88)	(B , B3)	04/01/13	8.625	359,625
300	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , B3)	01/01/16	6.625	283,500
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+ , Caa1)	05/15/13	0.000	957,000
250	Language Line, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ $105.56)	(CCC+ , B3)	06/15/12	11.125	244,375
125	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B- , B3)	08/01/14	9.750	128,750
300	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 02/15/07 @ $102.50)	(CCC- , Caa1)	02/15/09	10.000	266,625
50	TDS Investor Corp., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡	(B- , Caa1)	09/01/14	9.875	48,500
1,175	TDS Investor Corp., Rule 144A, Senior Subordinated Notes (Callable 09/01/11 @ $105.94)‡	(B- , Caa1)	09/01/16	11.875	1,133,875
425	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+ , B1)	02/15/12	6.500	412,250
675	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B , B3)	02/15/14	7.000	637,875
525	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B3)	10/01/15	8.500	539,438
					9,178,341

Telecom - Fixed Line (1.3%)
1,300	Level 3 Communications, Inc., Convertible Notes §	(CCC- , Caa3)	03/15/10	6.000	1,148,875
525	Level 3 Communications, Inc., Global Senior Notes (Callable 03/01/09 @ $100.00)§	(CCC- , CCC-)	03/01/10	11.500	542,063
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+ , B3)	02/15/14	9.250	528,750
225	Windstream Corp., Rule 144A, Senior Notes‡	(BB- , Ba3)	08/01/13	8.125	239,906
225	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB- , Ba3)	08/01/16	8.625	241,875
					2,701,469

Telecom - Integrated/Services (2.1%)
925	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B- , B3)	01/15/14	8.375	938,875
800	Hawaiian Telecom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+ , B3)	05/01/15	12.500	844,000
525	Hughes Network Systems LLC/HNS Finance Corp., Rule 144A, Senior Notes (Callable 04/15/10 @ $104.25)‡	(B- , B1)	04/15/14	9.500	543,375
545	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B , B2)	08/15/14	9.000	565,438
1,025	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B , B2)	02/15/11	7.250	1,030,125
300	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	302,250
120	Qwest Corp., Global Senior Notes	(BB , Ba2)	06/15/15	7.625	125,100
75	Qwest Corp., Rule 144A, Senior Notes‡	(BB , NR)	10/01/14	7.500	77,813
					4,426,976

Telecom - Wireless (2.5%)
525	American Tower Corp., Global Senior Notes (Callable 10/15/08 @ $103.56)	(BB- , Ba3)	10/15/12	7.125	538,125
450	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B2)	06/15/13	10.125	480,375
625	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50)	(CCC , Caa1)	01/01/13	10.000	635,938
455	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/1/08 @ $104.94)	(CCC , B1)	11/01/12	9.875	490,263
700	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC , Caa2)	10/01/13	8.875	697,375
350	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B- , NR)	07/15/12	11.375	394,625
250	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B- , B3)	05/01/12	11.500	281,250
100	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC , B3)	02/01/10	9.875	104,750
375	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 05/01/07 @ $103.25)§	(CCC , Caa2)	01/15/10	9.750	379,219
525	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 11/01/07 @ $102.00)#	(CCC , Caa2)	11/01/12	10.899	544,031
775	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC- , Caa2)	06/01/13	8.500	722,688
					5,268,639

Textiles & Apparel (1.1%)
675	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B- , B3)	01/15/15	9.750	703,687
735	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B- , B3)	12/15/12	12.250	823,200
400	Phillips Van-Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)	(BB , B1)	02/15/11	7.250	406,000
500	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(B- , Caa1)	12/01/12	10.000	456,250
					2,389,137

Theaters & Entertainment (0.7%)
400	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B3)	03/01/14	8.000	378,000
650	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $104.94)	(CCC+ , B3)	02/01/12	9.875	671,125
200	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B- , B2)	02/01/13	9.000	208,500
400	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(B- , B3)	03/15/14	0.000	321,000
					1,578,625

Transportation Excluding Air/Rail (0.1%)
195	H-Line Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+ , Caa1)	04/01/13	0.000	172,575

TOTAL CORPORATE OBLIGATIONS (Cost $185,765,474)					182,432,832

Number
of Shares
COMMON STOCKS (0.6%)

Automobile Parts & Equipment (0.0%)
18,064	Safelite Glass Corp., Class B^*	15,354
1,219	Safelite Realty Corp.^*	9,752
		25,106

Chemicals (0.0%)
4,893	Huntsman Corp.*	89,053

Consumer - Products (0.0%)
20,689	Continental AFA Dispensing Co.^*	0

Electric - Integrated (0.2%)
18,795	Mirant Corp.*	513,291

Food - Wholesale (0.3%)
590	Crunch Equity Holdings LLC, Class A*	560,885

Printing & Publishing (0.1%)
206	Cenveo, Inc.*	3,877
10,652	Cenveo, Inc., Rule 144A‡*	200,471
		204,348

Steel Producers /Products (0.0%)
2,735	WCI Steel Acquisition, Inc.*	77,948

TOTAL COMMON STOCKS (Cost $1,755,554)		1,470,631

PREFERRED STOCKS (0.0%)

Media - Cable (0.0%)
7,500	Adelphia Communications Corp., 13% cumulative exchangeable Series B (Callable 07/15/07 @ $101.08)* (Cost $750,000)	2,250

		Value
WARRANTS (0.0%)

Aerospace & Defense (0.0%)
6,290	Loral Space & Communications, strike price $23.70, expires 12/27/06^*	0

Building Materials (0.0%)
1,250	Dayton Superior Corp., strike price $0.01, Rule 144A, expires 06/15/09‡^*	13

Chemicals (0.0%)
117	AGY Holding Corp., strike price $0.01, expires 01/01/10^*	1

Gaming (0.0%)
3,000	Mikohn Gaming Corp., strike price $7.70, expires 08/15/08^*	30

Telecom-Fixed Line (0.0%)
4	NTL, Inc., strike price $262.93, Series A, expires 01/13/11*	1

Packaging (0.0%)
747	Pliant Corp., strike price $0.01, expires 06/01/10^*	0

TOTAL WARRANTS (Cost $47,788)		45

TOTAL DOMESTIC SECURITIES (Cost $188,318,816)		183,905,758

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN SECURITIES (10.1%)

CORPORATE OBLIGATIONS (10.1%)

Building Materials (0.3%)
750	MAAX Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CCC- , B3)	06/15/12	9.750	596,250

Chemicals (1.1%)
700	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B- , B2)	08/15/15	8.375	698,250
975	Ineos Group Holding PLC., Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B- , B2)	02/15/16	8.500	933,562
373	Rhodia SA, Global Senior Notes (France)	(B- , B2)	06/01/10	10.250	419,625
300	Rhodia SA, Global Senior Subordinated Notes (Callable 06/01/07 @ $104.44) (France)	(B- , B3)	06/01/11	8.875	311,250
					2,362,687

Diversified Capital Goods (0.3%)
425	Sensata Technologies BV., Rule 144A, Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(B- , B3)	05/01/16	9.000	548,867

Electronics (0.8%)
400	Avago Technologies Finance PTE., Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡	(CCC+ , Caa1)	12/01/15	11.875	441,000
300	Avago Technologies Funance PTE., Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B , B2)	12/01/13	10.125	319,500
600	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B , B2)	07/01/11	7.875	606,000
475	Magnachip Semiconductor, Senior Subordinated Notes (Callabe 12/15/09 @ $104.00) (South Korea)	(B- , B3)	12/15/14	8.000	290,937
					1,657,437

Food & Drug Retailers (0.4%)
925	Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)	(B- , Caa2)	08/01/14	8.500	894,937

Forestry & Paper (1.3%)
350	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B1)	06/15/11	7.750	322,000
700	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)§	(B+ , B1)	04/01/15	8.375	640,500
550	Bowater Canada Finance Corp., Global Company Guaranteed (Canada)	(B+ , B2)	11/15/11	7.950	528,000
500	JSG Funding PLC, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	530,000
750	JSG Funding PLC, Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	712,500
250	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC- , Ca)	03/15/12	7.750	127,500
					2,860,500

Leisure (0.4%)
150	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	161,812
750	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)	(B , B3)	07/15/14	10.625	729,375
					891,187

Media - Broadcast (0.0%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior Discount Notes (Australia) ^Ø	(NR , NR)	11/01/02	15.000	0

Media - Cable (0.9%)
500	Kabel Deutschland GmbH, Rule 144A, Company Guaranteed Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B- , B2)	07/01/14	10.625	538,750
400	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+ , B3)	05/15/14	10.500	542,169

393	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , Caa1)	06/15/14	0.000	345,840
400	Unity Media GMBH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+ , Caa2)	02/15/15	10.125	491,499
					1,918,258

Metals & Mining Excluding Steel (0.0%)
924	International Utility Structures, Inc., Subordinated Notes (Canada)^Ø	(NR , NR)	02/01/08	13.000	0
800	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)^Ø	(NR , NR)	02/01/08	10.750	0
					0

Packaging (0.2%)
400	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B- , Caa1)	03/01/15	7.875	514,301

Pharmaceuticals (0.3%)
400	Biovail Corp. Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)	(BB- , B1)	04/01/10	7.875	402,000
275	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	269,156
					671,156

Support - Services (0.3%)
675	Ashtead Holdings PLC., Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B , B3)	08/01/15	8.625	688,500

Telecom - Integrated/Services (2.2%)
750	Global Crossing UK Finance PLC., Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	807,188
400	Hellas Telecom, Rule 144A, Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg)‡#	(B , B1)	10/15/12	6.014	519,368
1,200	Intelsat Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B , Caa1)	06/15/16	11.250	1,281,000
975	Intelsat Ltd., Global Notes (Bermuda)	(B , Caa1)	04/15/12	7.625	858,000
250	Intelsat Subsidiary Holding Company, LTD., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)	(B+ , B2)	01/15/13	8.250	254,375
650	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B , B2)	05/01/16	8.352	861,469
					4,581,400

Telecom - Wireless (0.3%)
500	Millicom International Cellular SA, Global Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg)	(B- , B3)	12/01/13	10.000	539,375

Telecommunications - Equipment (0.1%)
275	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B- , B3)	07/15/11	9.731	285,313

Textiles & Apparel (0.2%)
275	IT Holdings Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+ , Caa1)	11/15/12	9.875	326,584

Transportation Excluding Air/Rail (1.0%)
700	Sea Containers Ltd., Series B, Yankee Senior Notes (Bermuda)§	(NR , Ca)	02/15/08	7.875	563,500
1,350	Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	1,309,500
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	236,875
					2,109,875

TOTAL FOREIGN CORPORATE OBLIGATIONS (Cost $25,025,989)					21,446,627

SHORT- TERM INVESTMENTS (10.3%)
424	Bank of America (London) overnight deposit (Cost $424,000)		10/02/06	4.380	424,000

Number
of Shares
21,628,869	Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust§§	21,628,869
TOTAL SHORT-TERM INVESTMENTS (Cost $22,052,869)		22,052,869

TOTAL INVESTMENTS (106.8%) (Cost $235,397,674)		227,405,254

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.8%)		(14,479,878)

NET ASSETS (100%)
Applicable to 49,895,588 issued and outstanding $.001 par value shares (authorized 100,000,000 shares)		$212,925,376

INVESTMENT ABBREVIATIONS

NR= Not Rated

†	Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. “Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $31,143,430 or 15.0% of net assests.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable Rate - The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 2006.
+	Step Bond - The interest rate stated is the rate as of September 30, 2006.
Ø	Security in default.
*	Non-income producing security.
++	Less then 1,000 par.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities, primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. At September 30, 2006, the Fund held 0.38% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $8,420,963 and fair value of $797,456. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $235,397,674, 5,086,815, (13,079,235), and $(7,992,420) respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006